DERIVATIVE WARRANT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2022
Temporary Equity [Line Items]
Warrant outstanding (in shares)	14,900,000
Class of warrant or right, minimum threshold written notice period for redemption of warrants	30 days
Common stock issued per warrant exercised (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Warrants term	5 years
Warrant liabilities, expected allowed amount	$ 0	$ 0	$ 0
Warrant liabilities, fair value		$ 300,000
Public Warrants
Temporary Equity [Line Items]
Number of common stock called by warrants (in shares)	8,600,000
Private Placement Warrants
Temporary Equity [Line Items]
Number of common stock called by warrants (in shares)	6,300,000
Private Placement Warrants | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds $10.00
Temporary Equity [Line Items]
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 10.00